Bonds Payable - Major Terms of Domestic Unsecured Bonds (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)
Bonds payable [line items]
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Domestic Unsecured Bonds Hundred And One Three [member]
Bonds payable [line items]
Issuance starting period	2012-10
Issuance ending period	2022-10
Coupon Rate	1.53%	1.53%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Three [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,400.0
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2023-01
Coupon Rate	1.49%	1.49%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2023-02
Coupon Rate	1.50%	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,600.0
Domestic Unsecured Bonds Hundred And Two Two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-07
Issuance ending period	2023-07
Coupon Rate	1.70%	1.70%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Two [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,500.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2021-03
Coupon Rate	1.85%	1.85%
Repayment and Interest Payment	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche E [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-03
Coupon Rate	2.05%	2.05%
Repayment and Interest Payment	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche F [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-09
Coupon Rate	2.10%	2.10%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,600.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche E [member]
Bonds payable [line items]
Domestic unsecured bonds	5,400.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche F [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,600.0
Domestic Unsecured Bonds Hundred And Nine One [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2060-09
Coupon Rate	2.70%	2.70%
Repayment and Interest Payment	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-03
Issuance ending period	2025-03
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-03
Issuance ending period	2027-03
Coupon Rate	0.62%	0.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-03
Issuance ending period	2030-03
Coupon Rate	0.64%	0.64%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,000.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,500.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,500.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-04
Issuance ending period	2025-04
Coupon Rate	0.52%	0.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-04
Issuance ending period	2027-04
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-04
Issuance ending period	2030-04
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,900.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,400.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,300.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-05
Issuance ending period	2025-05
Coupon Rate	0.55%	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-05
Issuance ending period	2027-05
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-05
Issuance ending period	2030-05
Coupon Rate	0.64%	0.64%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,500.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	7,500.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,400.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-07
Issuance ending period	2025-07
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-07
Issuance ending period	2027-07
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-07
Issuance ending period	2030-07
Coupon Rate	0.67%	0.67%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,700.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	6,300.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,900.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2025-09
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2027-09
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2030-09
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,000.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,800.0
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2025-12
Coupon Rate	0.40%	0.40%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2027-12
Coupon Rate	0.44%	0.44%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2030-12
Coupon Rate	0.48%	0.48%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,600.0
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	5,600.0
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2025-12
Coupon Rate	0.36%	0.36%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2027-12
Coupon Rate	0.41%	0.41%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2030-12
Coupon Rate	0.45%	0.45%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,900.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,200.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2026-03
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2028-03
Coupon Rate	0.55%	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2031-03
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	11,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2026-05
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2028-05
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2031-05
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,200.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,400.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,600.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2026-06
Coupon Rate	0.52%	0.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2028-06
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2031-06
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	7,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2025-08
Coupon Rate	0.485%	0.485%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2026-08
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2028-08
Coupon Rate	0.55%	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2031-08
Coupon Rate	0.62%	0.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,000.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,000.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	5,400.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,200.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2026-04
Coupon Rate	0.535%	0.535%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2026-10
Coupon Rate	0.54%	0.54%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2028-10
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2031-10
Coupon Rate	0.62%	0.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,200.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	6,900.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	4,600.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,600.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-12
Issuance ending period	2026-12
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-12
Issuance ending period	2027-06
Coupon Rate	0.675%	0.675%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-12
Issuance ending period	2028-12
Coupon Rate	0.72%	0.72%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,700.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	3,500.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,500.0
Domestic Unsecured Bonds Hundred And Ten Five [Member]
Bonds payable [line items]
Issuance starting period	2021-09
Issuance ending period	2051-09
Coupon Rate	3.10%	3.10%
Repayment and Interest Payment	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
Domestic Unsecured Bonds Hundred And Ten Five [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,000.0
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-01
Issuance ending period	2027-01
Coupon Rate	0.63%	0.63%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-01
Issuance ending period	2029-01
Coupon Rate	0.72%	0.72%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,100.0
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,300.0
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-03
Issuance ending period	2026-09
Coupon Rate	0.84%	0.84%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-03
Issuance ending period	2027-03
Coupon Rate	0.85%	0.85%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-03
Issuance ending period	2029-03
Coupon Rate	0.90%	0.90%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	9,600.0
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,600.0
Domestic Unsecured Bonds Hundred And Eleven Three Green Bond [Member]
Bonds payable [line items]
Issuance starting period	2022-05
Issuance ending period	2027-05
Coupon Rate	1.50%	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Three Green Bond [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,100.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2026-07
Coupon Rate	1.60%	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2027-07
Coupon Rate	1.70%	1.70%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2029-07
Coupon Rate	1.75%	1.75%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2032-07
Coupon Rate	1.95%	1.95%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,200.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,100.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	1,200.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,400.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2027-06
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2027-08
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2029-08
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2032-08
Coupon Rate	1.82%	1.82%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,000.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,900.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	2,200.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,500.0
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-10
Issuance ending period	2027-10
Coupon Rate	1.75%	1.75%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-10
Issuance ending period	2029-10
Coupon Rate	1.80%	1.80%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-10
Issuance ending period	2032-10
Coupon Rate	2.00%	2.00%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,700.0
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	1,000.0
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,500.0